Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Entity Central Index Key	0001843588
Document Period End Date	Jun. 30, 2024
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Document Type	6-K
Entity Registrant Name	REE Automotive Ltd